Cumulative Allowance for Changes in Expected Cash Flows from Financial Royalty Assets - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Loss [Line Items]
Shareholders' equity	$ 9,394,961	$ 7,162,693	$ 6,141,438	$ 4,653,214	$ 4,705,337	$ 4,552,079	$ 4,460,546	$ 4,445,620
Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Shareholders' equity	1,571,399	$ 2,561,971	2,825,212	$ 1,339,061	$ 1,385,728	$ 1,215,953	655,446	$ 180,595
Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Line Items]
Shareholders' equity			(192,705)
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Shareholders' equity	$ (192,705)		(192,705)				$ (2,863)
Cumulative Effect, Period of Adoption, Adjustment | ASU 2016-13
Financing Receivable, Allowance for Credit Loss [Line Items]
Shareholders' equity			(192,705)
Cumulative Effect, Period of Adoption, Adjustment | ASU 2016-13 | Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Shareholders' equity			$ (192,705)